PROSPECTUS SUPPLEMENT DATED JANUARY 23, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, Y AND INVESTOR CLASS SHARES OF THE FUND LISTED
BELOW:

AIM ENERGY FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Andrew Lees (lead manager), Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2005. From 2004 to 2005, he was the director of investment banking for Trinity Capital Services, LLC. From 2002 to 2004, he was an energy analyst for RBC Capital Markets. As the lead manager, Mr. Lees generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lees may perform these functions, and the nature of these functions, may change from time to time.

     - Tyler Dann II, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2004. From 1998 to 2004, he was a principal and senior research analyst at Banc of America Securities LLC.

     More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED JANUARY 23, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, Y AND INVESTOR CLASS SHARES OF THE FUND LISTED
BELOW:

AIM GOLD & PRECIOUS METALS FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" of the prospectus:

"Andrew Lees, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2005. From 2004 to 2005, he was the director of investment banking for Trinity Capital Services, LLC. From 2002 to 2004, he was an energy analyst for RBC Capital Markets.

     More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

     The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."

PROSPECTUS SUPPLEMENT DATED JANUARY 23, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, R, Y AND INVESTOR CLASS SHARES OF THE FUND LISTED
BELOW:

AIM LEISURE FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Juan Hartsfield (lead manager), Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Mr. Hartsfield generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Hartsfield may perform these functions, and the nature of these functions, may change from time to time.

     - Jonathan Mueller, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2001.

     More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED JANUARY 23, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, Y AND INVESTOR CLASS SHARES OF THE FUND LISTED
BELOW:

AIM TECHNOLOGY FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Warren Tennant (lead manager), Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2000. As the lead manager, Mr. Tennant generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Tennant may perform these functions, and the nature of these functions, may change from time to time.

     - Brian Nelson, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, he was a senior telecommunications analyst for RCM Global Investors.

     More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED JANUARY 23, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, Y AND INVESTOR CLASS SHARES OF THE FUND LISTED
BELOW:

AIM UTILITIES FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Meggan Walsh (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 1991. As the lead manager, Ms. Walsh generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Walsh may perform these functions, and the nature of these functions, may change from time to time.

     - Davis Paddock, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2001.

     More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED JANUARY 23, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM ENERGY FUND
AIM TECHNOLOGY FUND
AIM UTILITIES FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" of the prospectus:

     "The following individuals are jointly and primarily responsible for the day-to-day management of each fund's portfolio:

     ENERGY

          - Andrew Lees (lead manager), Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2005. From 2004 to 2005, he was the director of investment banking for Trinity Capital Services, LLC. From 2002 to 2004, he was an energy analyst for RBC Capital Markets.

          - Tyler Dann II, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2004. From 1998 to 2004, he was a principal and senior research analyst at Banc of America Securities LLC.

     TECHNOLOGY

          - Warren Tennant (lead manager), Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2000.

          - Brian Nelson, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, he was a senior telecommunications analyst for RCM Global Investors.

     UTILITIES

          - Meggan Walsh (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 1991.

          - Davis Paddock, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2001.

     ALL FUNDS

     A lead manager generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

          More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

          The funds' Statement of Additional Information provides additional information about the portfolio managers' investments in the funds, a description of their compensation structure, and information regarding other accounts they manage."